INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

19.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Lodging Investment Limited and City Home Group Limited are not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited, Starway Hotels (HongKong) Limited, IBIS China Investment Limited, ACL Greater China Limited and TAHM Investment Limited are subject to Hong Kong profit tax at a rate of 16.5%. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2014, 2015  and 2016. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Technology (Suzhou) Co., Ltd (“Hanting Suzhou”), as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Hanting Suzhou has entered into the first tax profitable year in 2011. Since 2016, Hanting Suzhou is entitled tax rate of 15% as it is qualified as high and new tech enterprise through September 2017.

Mengguang Information and Technology (Shanghai) Co., Ltd (“Mengguang Shanghai”), as a recognized software development entity located in Shanghai of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Mengguang Shanghai has entered into the first tax profitable year in 2014.

Tax expense (benefit) is comprised of the following:

	As of December 31,
	2014	2015	2016
Current Tax	155,496	246,678	253,674
Deferred Tax	(42,391)	(50,149)	33,446

Total	113,105	196,529	287,120

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2014	2015	2016
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	2%	3%	3%
Effect of different tax rate of group entities operating in other jurisdictions	—	—	(1)%
Effect of change in valuation allowance	3%	5%	1%
Effect of tax holiday	(3)%	(7)%	(3)%
Effect of cash dividends	—	5%	3%
Effect of disposal of subsidiary	—	—	(1)%

Effective tax rate	27%	31%	27%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2014	2015	2016
Aggregate amount	9,131	41,288	27,224
Per share effect—basic	0.04	0.16	0.10
Per share effect—diluted	0.04	0.16	0.10

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2015 and 2016 are as follows:

	As of December 31,
	2015	2016
Deferred tax assets:
Net loss carryforward	158,910	97,219
Pre-opening expenses	785	—
Deferred revenue	72,914	71,517
Deferred rent	5,316	2,968
Long-term assets	27,341	51,579
Bad debt provision	1,390	2,856
Accrual for customer loyalty program	28,437	30,267
Accrued payroll	2,791	3,588
Other accrued expenses	850	17,688
Share-based compensation	10,857	10,978
Others	1,613	2,379
Valuation allowance	(92,527)	(114,625)

Total deferred tax assets	218,677	176,414

Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	30,641	67,167
Capitalized interest	4,163	3,519
Unrealized gain for investment	16,636	14,826
Others	9,853	10,817

Total deferred tax liabilities	61,293	96,329

For the years ended December 31, 2015 and 2016, valuation allowance of RMB47,122 and RMB55,757  were provided, respectively, nil and RMB11,724 were added due to acquisition, respectively, RMB15,508 and RMB17,064 were reversed, respectively, and RMB1,955 and RMB28,319 were written off, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2016, the Group had tax loss carryforwards of RMB388,874 which will expire between 2017  and 2021 if not used.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2015 and 2016, the Group had recorded uncertain tax benefits of approximately RMB14,755 and RMB19,787 associated with the interests on intercompany loans, respectively. No interest or penalty expense was recorded for the years ended December 31, 2014, 2015 and 2016. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a roll-forward of the unrecognized tax benefits:

	As of December 31,
	2014	2015	2016
Balance at January 1	7,122	8,345	14,755
Addition for tax positions	1,223	6,410	5,032

Balance at December 31	8,345	14,755	19,787

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. The cumulated undistributed earnings of the Group’s PRC subsidiaries were RMB1,881,185 as of December 31, 2016. In December 2015, with the Group’s declaration of special cash dividends, PRC dividend withholding tax of RMB30,696 had been accrued accordingly for the distribution from the Group’s PRC subsidiaries to the Company. In November 2016, Hanting (Tianjin) Investment Consulting Co., Ltd, one PRC subsidiary of the Company, decided to pay special dividend to the Company and paid withholding tax of RMB32,570 accordingly. Other than these dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2012 through 2016 on non-transfer pricing matters, and from 2007 through 2016 on transfer pricing matters.